UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.0%
Financials - 21.5%
Capital Markets - 4.0%
Azimut Holding SpA	552,727	$3,822,543
Man Group PLC	4,439,244	11,483,297
Partners Group Holding AG	148,235	24,407,590

		39,713,430

Commercial Banks - 11.9%
Banco Santander Brasil SA/Brazil	583,500	4,257,742
Bank Central Asia Tbk PT	11,471,500	9,942,612
Bank Rakyat Indonesia Persero Tbk PT	9,785,000	6,406,916
BNP Paribas SA	55,760	2,198,206
Chongqing Rural Commercial Bank (a)	3,445,000	1,053,178
CIMB Group Holdings Bhd	3,098,000	6,714,061
HDFC Bank Ltd.	566,100	5,351,146
HSBC Holdings PLC	962,969	7,375,669
Industrial & Commercial Bank of China - Class H	21,353,755	10,311,521
Itausa - Investimentos Itau SA (Preference Shares)	1,874,442	9,500,562
NOMOS-BANK (GDR) (a)(b)	141,966	1,357,195
Sberbank of Russia (Sponsored ADR) (a)	646,992	5,564,131
Societe Generale SA	89,420	2,340,818
Standard Chartered PLC	817,439	16,308,706
Turkiye Garanti Bankasi AS	2,935,200	11,358,643
Turkiye Halk Bankasi AS	1,004,213	7,166,954
United Overseas Bank Ltd.	843,000	10,839,950

		118,048,010

Diversified Financial Services - 2.3%
Deutsche Boerse AG (a)	160,450	8,114,849
FirstRand, Ltd.	2,038,469	4,927,527
IG Group Holdings PLC	1,419,741	9,838,951

		22,881,327

Insurance - 3.2%
AIA Group Ltd.	5,929,800	16,868,146
Prudential PLC	1,712,900	14,710,459

		31,578,605

Real Estate Management & Development - 0.1%
Etalon Group Ltd. (GDR) (a)(b)	444,119	1,536,047

		213,757,419

Consumer Staples - 12.8%
Beverages - 2.8%
Anheuser-Busch InBev NV	404,593	21,475,454
Cia de Bebidas das Americas (Preference Shares)	219,862	6,635,909

		28,111,363

Food & Staples Retailing - 3.0%
Olam International Ltd.	3,769,727	6,423,835
Tesco PLC	3,436,526	20,129,711
X5 Retail Group NV (GDR) (a)(b)	118,800	3,266,999

		29,820,545

Company	Shares	U.S. $ Value
Food Products - 3.0%
Danone	121,526	$7,470,604
Nestle SA	398,119	21,917,527

		29,388,131

Household Products - 0.8%
Reckitt Benckiser Group PLC	160,095	8,111,698

Tobacco - 3.2%
British American Tobacco PLC	752,998	31,795,567

		127,227,304

Consumer Discretionary - 12.2%
Automobiles - 2.4%
Nissan Motor Co., Ltd.	1,523,600	13,480,871
Volkswagen AG (Preference Shares)	75,225	9,927,320

		23,408,191

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	250,600	2,199,123

Hotels, Restaurants & Leisure - 1.8%
Ajisen China Holdings Ltd.	2,822,000	3,227,450
Carnival PLC	375,335	11,699,440
Shangri-La Asia Ltd.	1,389,666	2,653,413

		17,580,303

Internet & Catalog Retail - 0.8%
Rakuten, Inc.	7,141	8,319,593

Media - 2.8%
Eutelsat Communications SA	331,439	13,314,594
Informa PLC	890,072	4,517,211
Naspers Ltd.	117,071	5,055,737
SES SA (FDR)	187,893	4,572,446

		27,459,988

Multiline Retail - 0.4%
Golden Eagle Retail Group Ltd.	1,822,000	3,732,400

Specialty Retail - 2.6%
Belle International Holdings Ltd. (b)	4,025,000	6,959,482
Dunelm Group PLC	392,400	2,884,367
Fast Retailing Co., Ltd.	43,700	7,826,543
Zhongsheng Group Holdings Ltd.	5,384,000	8,400,065

		26,070,457

Textiles, Apparel & Luxury Goods - 1.2%
Cie Financiere Richemont SA	267,432	11,912,855

		120,682,910

Energy - 11.6%
Energy Equipment & Services - 2.4%
Saipem SpA	324,642	11,394,080
Schlumberger Ltd.	200,677	11,986,437

		23,380,517

Oil, Gas & Consumable Fuels - 9.2%
Adaro Energy Tbk PT	48,749,000	9,385,748

Company	Shares	U.S. $ Value
Afren PLC (a)	5,366,811	$6,732,756
Alliance Oil Co., Ltd. (GDR) (a)	757,000	8,016,553
BG Group PLC	1,019,485	19,511,535
China Shenhua Energy Co., Ltd.-Class H	2,266,500	8,872,756
Exillon Energy PLC (a)	805,300	2,526,318
Gulf Keystone Petroleum Ltd. (a)	3,344,472	7,480,650
Inpex Corp.	1,721	10,568,826
Tullow Oil PLC	458,366	9,270,046
Ultrapar Participacoes SA	603,200	9,463,848

		91,829,036

		115,209,553

Materials - 10.6%
Chemicals - 4.0%
Israel Chemicals Ltd.	1,158,700	13,195,619
K&S AG	251,200	13,150,095
Linde AG	97,900	13,100,341

		39,446,055

Construction Materials - 0.7%
CRH PLC (London)	457,377	7,112,882

Metals & Mining - 5.9%
African Minerals Ltd. (a)	1,202,700	7,158,818
African Rainbow Minerals Ltd.	368,200	7,872,920
Antofagasta PLC	767,000	10,951,705
Centamin Egypt Ltd. (a)	4,590,100	6,685,444
First Quantum Minerals Ltd.	506,300	6,740,037
Vale SA (Sponsored ADR) (Local Preference Shares)	462,303	9,708,363
Xstrata PLC	747,840	9,443,493

		58,560,780

		105,119,717

Information Technology - 10.0%
Communications Equipment - 1.4%
HTC Corp.	491,480	10,791,370
ZTE Corp.-Class H	922,800	2,619,356

		13,410,726

Electronic Equipment, Instruments & Components - 0.7%
Murata Manufacturing Co., Ltd.	126,200	6,851,934

Internet Software & Services - 2.2%
Baidu, Inc./China (Sponsored ADR) (a)	73,100	7,815,121
Mail.ru Group Ltd. (GDR) (a)(b)	91,500	2,649,303
Tencent Holdings Ltd.	563,000	11,649,360

		22,113,784

Semiconductors & Semiconductor Equipment - 3.6%
ARM Holdings PLC	1,054,671	9,019,165
ASML Holding NV	206,017	7,123,748
Samsung Electronics Co., Ltd.	28,520	19,914,274

		36,057,187

Company	Shares	U.S. $ Value
Software - 2.1%
SAP AG	257,962	$13,125,694
Temenos Group AG (a)	545,610	7,368,479

		20,494,173

		98,927,804

Industrials - 7.5%
Aerospace & Defense - 1.4%
Safran SA	474,126	14,503,962

Electrical Equipment - 0.9%
Schneider Electric SA	165,972	8,882,085

Industrial Conglomerates - 0.8%
Bidvest Group Ltd.	429,521	7,908,490

Machinery - 2.7%
Atlas Copco AB - Class A	576,700	10,207,882
FANUC Corp.	123,400	16,997,844

		27,205,726

Road & Rail - 0.6%
All America Latina Logistica SA	1,277,800	5,796,907

Trading Companies & Distributors - 1.1%
Mitsui & Co., Ltd.	735,400	10,652,471

		74,949,641

Health Care - 7.0%
Health Care Providers & Services - 0.8%
Fresenius Medical Care AG & Co. KGaA	111,728	7,579,533

Pharmaceuticals - 6.2%
Aspen Pharmacare Holdings Ltd. (a)	504,311	5,676,315
Bayer AG	115,340	6,364,906
Mitsubishi Tanabe Pharma Corp.	337,100	6,267,179
Novartis AG	261,161	14,588,897
Novo Nordisk A/S - Class B	55,715	5,556,691
Pharmstandard OJSC (GDR) (a)(b)	217,701	4,160,266
Shire PLC	532,504	16,605,916
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	71,392	2,657,210

		61,877,380

		69,456,913

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.5%
Iliad SA	48,454	5,413,019

Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L (ADR)	316,206	6,981,828
MTN Group Ltd.	334,469	5,464,115

		12,445,943

		17,858,962

Total Common Stocks (cost $967,166,413)		943,190,223

Company	Shares	U.S. $ Value
WARRANTS - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a)(b) (cost $6,889,966)	1,972,190	$4,481,999

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.4%
Time Deposit - 2.4%
Societe Generale 0.15%, 10/03/11 (cost $24,000,000)	$24,000	24,000,000

Total Investments - 97.8% (cost $998,056,379) (c)		971,672,222
Other assets less liabilities - 2.2%		21,366,400

Net Assets - 100.0%		$993,038,622

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Great British Pound settling 11/15/11	11,679	$18,412,177	$18,204,548	$(207,629)
Norwegian Krone settling 11/15/11	271,520	49,296,465	46,156,665	(3,139,800)
Canadian Imperial Bank of Commerce:
Canadian Dollar settling 11/15/11	11,718	11,785,768	11,170,947	(614,821)
Canadian Dollar settling 11/15/11	24,979	25,123,460	23,812,861	(1,310,599)
Citibank:
Great British Pound settling 11/15/11	75,677	122,442,359	117,960,916	(4,481,443)
Japanese Yen settling 11/15/11	1,441,939	18,812,014	18,706,176	(105,838)
Credit Suisse First Boston:
Euro settling 11/15/11	18,279	25,886,720	24,482,728	(1,403,992)
Deutsche Bank:
Swiss Franc settling 11/15/11	44,636	53,503,704	49,286,420	(4,217,284)
Goldman Sachs:
Swiss Franc settling 11/15/11	43,401	52,947,420	47,922,751	(5,024,669)
HSBC Securities Inc.:
New Zealand Dollar settling 11/15/11	75,032	61,814,738	57,026,334	(4,788,404)
Morgan Stanley & Co., Inc.:
Australian Dollar settling 11/15/11	59,641	60,941,174	57,399,106	(3,542,068)
Royal Bank of Canada:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 11/15/11	5,262	$8,128,790	$8,202,100	$73,310
Royal Bank of Scotland:
Canadian Dollar settling 11/15/11	4,192	4,233,616	3,996,297	(237,319)
Euro settling 11/15/11	10,101	14,530,693	13,529,189	(1,001,504)
Societe Generale:
Japanese Yen settling 11/15/11	3,229,193	40,204,597	41,892,100	1,687,503
Standard Chartered Bank:
Japanese Yen settling 11/15/11	1,575,030	19,997,514	20,432,756	435,242
Norwegian Krone settling 11/15/11	27,147	4,648,141	4,614,817	(33,324)
UBS Securities LLC:
Swedish Krona settling 11/15/11	393,303	60,267,086	57,194,931	(3,072,155)
Westpac Banking Corp.:
Australian Dollar settling 11/15/11	8,089	8,227,565	7,784,936	(442,629)
Sale Contracts
Bank of America NA:
Euro settling 11/15/11	1,982	2,716,172	2,654,673	61,499
BNP Paribas SA:
New Zealand Dollar settling 11/15/11	40,140	32,572,968	30,507,478	2,065,490
Credit Suisse First Boston:
Swiss Franc settling 11/15/11	49,634	65,687,325	54,805,138	10,882,187
Swiss Franc settling 11/15/11	5,034	6,632,236	5,558,469	1,073,767
Deutsche Bank:
Great British Pound settling 11/15/11	39,638	63,052,761	61,785,414	1,267,347
Norwegian Krone settling 11/15/11	113,985	20,480,272	19,376,722	1,103,550
Goldman Sachs:
Euro settling 11/15/11	76,604	108,434,494	102,602,704	5,831,790
HSBC Securities Inc.:
Canadian Dollar settling 11/15/11	11,718	12,075,557	11,170,947	904,610
Great British Pound settling 11/15/11	115,935	189,260,409	180,712,750	8,547,659
Swiss Franc settling 11/15/11	23,584	26,908,552	26,041,109	867,443
Swiss Franc settling 11/15/11	15,682	17,892,635	17,315,836	576,799
Morgan Stanley & Co., Inc.:
Australian Dollar settling 11/15/11	21,456	21,747,802	20,649,473	1,098,329
Royal Bank of Scotland:
Great British Pound settling 11/15/11	4,504	7,189,127	7,020,574	168,553
Swedish Krona settling 11/15/11	206,629	31,272,503	30,048,414	1,224,089
Swiss Franc settling 11/15/11	8,778	11,066,984	9,692,539	1,374,445
Standard Chartered Bank:
Swiss Franc settling 11/15/11	8,909	11,578,400	9,837,188	1,741,212

				$7,361,346

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate market value of these securities amounted to $24,411,291 or 2.5% of net assets.
(c)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $129,699,047 and gross unrealized depreciation of investments was $(156,083,204), resulting in net unrealized depreciation of $(26,384,157).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

AllianceBernstein International Growth Fund

September 30, 2011 (unaudited)

COUNTRY BREAKDOWN *

24.9%	United Kingdom
8.3%	Japan
8.3%	Switzerland
7.3%	Germany
6.7%	China
5.6%	France
4.9%	Brazil
3.8%	South Africa
2.6%	Indonesia
2.2%	Belgium
2.2%	Russia
2.0%	South Korea
2.0%	Hong Kong
16.7%	Other
2.5%	Short-Term

100.0%

*	All data are as of September 30, 2011. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following countries: Canada, Denmark, India, Ireland, Israel, Italy, Luxembourg, Malaysia, Mexico, Netherlands, Singapore, Sweden, Taiwan, Turkey and United States.

AllianceBernstein International Growth Fund

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$21,873,154		$191,884,265		$	– 0	–	$213,757,419
Consumer Staples	6,635,909		120,591,395			– 0	–	127,227,304
Consumer Discretionary	2,199,123		118,483,787			– 0	–	120,682,910
Energy	21,450,285		93,759,268			– 0	–	115,209,553
Materials	6,740,037		98,379,680			– 0	–	105,119,717
Information Technology	7,815,121		91,112,683			– 0	–	98,927,804
Industrials	5,796,907		69,152,734			– 0	–	74,949,641
Health Care	6,817,476		62,639,437			– 0	–	69,456,913
Telecommunication Services	6,981,828		10,877,134			– 0	–	17,858,962
Warrants	– 0	–	4,481,999			– 0	–	4,481,999
Short-Term Investments	24,000,000		– 0	–		– 0	–	24,000,000

Total Investments in Securities	110,309,840		861,362,382	†		– 0	–	971,672,222
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	40,984,824			– 0	–	40,984,824
Liabilities
Forward Currency Exchange Contracts	– 0	–	(33,623,478)			– 0	–	(33,623,478)

Total	$110,309,840		$868,723,728		$	– 0	–	$979,033,568

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

Financials
Balance as of 6/30/11		$2,474,467
Accrued discounts/ (premiums)		– 0	–
Realized gain (loss)		– 0	–
Change in unrealized appreciation/depreciation		(1,117,272)
Purchases		– 0	–
Sales		– 0	–
Transfers into Level 3		– 0	–
Transfers out of Level 3		(1,357,195)

Balance as of 9/30/11	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 9/30/11	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2011